Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 308,970
2025	550,942
2026	294,971
2027	227,426
2028	162,441
2029 and thereafter	396,338
Total borrowings	$ 1,941,088	$ 1,958,979